SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Nov. 09, 2018	Aug. 10, 2018	Oct. 01, 2018
Subsequent Event [Line Items]
Dividends declared (in usd per share)		$ 0.13
Share repurchase plan, authorized amount		$ 500
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in usd per share)	$ 0.13
Share repurchase plan, authorized amount	$ 800
Incremental increase in authorized amount	$ 300
Accumulated repurchases (in shares)	2.5
Accumulated repurchases	$ 57
Commercial paper | Subsequent Event
Subsequent Event [Line Items]
Face amount			$ 2,000